UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



        Report for the Calendar Year or Quarter Ended March 31, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Milbank Winthrop & Co. Inc.

Address:  654 Madison Avenue, Suite 1550
          New York, New York  10021


13F File Number:  028-04023

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Janice Bennett
Title:    Principal
Phone:    (212) 980-2500


Signature, Place and Date of Signing:

   /s/ Janice Bennett            New York, New York             May 14, 2008
------------------------     --------------------------     --------------------
      [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:           62

Form 13F Information Table Value Total:     $147,066 (in thousands)


List of Other Included Managers:    None


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                     FORM 13F INFORMATION TABLE
                                                           March 31, 2008
COLUMN 1                          COLUMN 2      COLUMN 3   COLUMN 4        COLUMN 5         COLUMN 6    COL 7        COLUMN 8
                                                            VALUE     SHRS OR  SH/  PUT/   INVESTMENT   OTHR     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP     (X$1000)   PRN AMT  PRN  CALL   DISCRETION   MGRS   SOLE  SHARED   NONE
3M CO                          COM             88579Y101     1,303     16,459   SH            SOLE      NONE    0      0      16,459
AFLAC INC                      COM             001055102     6,523    100,427   SH            SOLE      NONE    0      0     100,427
ALTRIA GROUP INC               COM             02209S103     1,303     58,700   SH            SOLE      NONE    0      0      58,700
AMERICAN EXPRESS CO            COM             025816109       437      9,998   SH            SOLE      NONE    0      0       9,998
AMERICAN INTL GROUP INC        COM             026874107     3,182     73,566   SH            SOLE      NONE    0      0      73,566
APACHE CORP                    COM             037411105       238      1,966   SH            SOLE      NONE    0      0       1,966
AT&T INC                       COM             00206R102     5,234    136,652   SH            SOLE      NONE    0      0     136,652
BANK OF NEW YORK MELLON CORP   COM             064058100       705     16,886   SH            SOLE      NONE    0      0      16,886
BANKRATE INC                   COM             06646V108     1,861     37,300   SH            SOLE      NONE    0      0      37,300
BELO CORP                      COM SER A       080555105       486     46,000   SH            SOLE      NONE    0      0      46,000
BERKSHIRE HATHAWAY INC DEL     CL A            084670108     1,734         13   SH            SOLE      NONE    0      0          13
BERKSHIRE HATHAWAY INC DEL     CL B            084670207     3,359        751   SH            SOLE      NONE    0      0         751
BP PLC                         SPONSORED ADR   055622104     3,133     51,661   SH            SOLE      NONE    0      0      51,661
BRIGGS & STRATTON CORP         COM             109043109       310     17,306   SH            SOLE      NONE    0      0      17,306
BURLINGTON NORTHN SANTA FE C   COM             12189T104       738      8,000   SH            SOLE      NONE    0      0       8,000
CARNIVAL CORP                  PAIRED CTF      143658300     3,764     92,980   SH            SOLE      NONE    0      0      92,980
CATERPILLAR INC DEL            COM             149123101     3,859     49,296   SH            SOLE      NONE    0      0      49,296
CHEVRON CORP NEW               COM             166764100     4,605     53,948   SH            SOLE      NONE    0      0      53,948
CHUBB CORP                     COM             171232101     4,393     88,784   SH            SOLE      NONE    0      0      88,784
CISCO SYS INC                  COM             17275R102       325     13,503   SH            SOLE      NONE    0      0      13,503
COCA COLA CO                   COM             191216100     1,431     23,507   SH            SOLE      NONE    0      0      23,507
COMCAST CORP NEW               CL A            20030N101       464     23,987   SH            SOLE      NONE    0      0      23,987
CONOCOPHILLIPS                 COM             20825C104     1,356     17,788   SH            SOLE      NONE    0      0      17,788
COVIDIEN LTD                   COM             G2552X108     1,553     35,087   SH            SOLE      NONE    0      0      35,087
DEERE & CO                     COM             244199105     5,156     64,100   SH            SOLE      NONE    0      0      64,100
DEVON ENERGY CORP NEW          COM             25179M103     1,461     14,000   SH            SOLE      NONE    0      0      14,000
DOVER CORP                     COM             260003108     3,086     73,861   SH            SOLE      NONE    0      0      73,861
DOW CHEM CO                    COM             260543103       243      6,600   SH            SOLE      NONE    0      0       6,600
EMERSON ELEC CO                COM             291011104       390      7,578   SH            SOLE      NONE    0      0       7,578
EXXON MOBIL CORP               COM             30231G102    16,353    193,349   SH            SOLE      NONE    0      0     193,349
GEMSTAR-TV GUIDE INTL INC      COM             36866W106       261     55,501   SH            SOLE      NONE    0      0      55,501
GENERAL ELECTRIC CO            COM             369604103     5,689    153,717   SH            SOLE      NONE    0      0     153,717
INTERNATIONAL BUSINESS MACHS   COM             459200101       363      3,150   SH            SOLE      NONE    0      0       3,150
JOHNSON & JOHNSON              COM             478160104     2,317     35,714   SH            SOLE      NONE    0      0      35,714
KRAFT FOODS INC                CL A            50075N104       832     26,822   SH            SOLE      NONE    0      0      26,822
LEHMAN BROS HLDGS INC          COM             524908100       244      6,488   SH            SOLE      NONE    0      0       6,488
LOEWS CORP                     COM             540424108       225      5,600   SH            SOLE      NONE    0      0       5,600
MERCK & CO INC                 COM             589331107     1,568     41,306   SH            SOLE      NONE    0      0      41,306
NEWS CORP                      CL B            65248E203     1,748     91,800   SH            SOLE      NONE    0      0      91,800
NORFOLK SOUTHERN CORP          COM             655844108       788     14,500   SH            SOLE      NONE    0      0      14,500
NORTHERN TR CORP               COM             665859104     1,403     21,100   SH            SOLE      NONE    0      0      21,100
NUCOR CORP                     COM             670346105       271      4,000   SH            SOLE      NONE    0      0       4,000
PEPSICO INC                    COM             713448108       878     12,155   SH            SOLE      NONE    0      0      12,155
PFIZER INC                     COM             717081103     2,592    123,832   SH            SOLE      NONE    0      0     123,832
POTASH CORP SASK INC           COM             73755L107    11,941     76,932   SH            SOLE      NONE    0      0      76,932
PROCTER & GAMBLE CO            COM             742718109     6,051     86,358   SH            SOLE      NONE    0      0      86,358
QUALCOMM INC                   COM             747525103       554     13,500   SH            SOLE      NONE    0      0      13,500
REGIS CORP MINN                COM             758932107     4,467    162,478   SH            SOLE      NONE    0      0     162,478
ROYAL DUTCH SHELL PLC          SPONS ADR A     780259206     3,413     49,480   SH            SOLE      NONE    0      0      49,480
SALESFORCE COM INC             COM             79466L302       258      4,458   SH            SOLE      NONE    0      0       4,458
SCHLUMBERGER LTD               COM             806857108     4,889     56,196   SH            SOLE      NONE    0      0      56,196
SIGMA ALDRICH CORP             COM             826552101     7,335    122,970   SH            SOLE      NONE    0      0     122,970
STATE STR CORP                 COM             857477103       332      4,200   SH            SOLE      NONE    0      0       4,200
TYCO INTL LTD BERMUDA          SHS             G9143X208     1,537     34,898   SH            SOLE      NONE    0      0      34,898
US BANCORP DEL                 COM NEW         902973304       273      8,425   SH            SOLE      NONE    0      0       8,425
UNITED TECHNOLOGIES CORP       COM             913017109       303      4,400   SH            SOLE      NONE    0      0       4,400
VERIZON COMMUNICATIONS INC     COM             92343V104       418     11,466   SH            SOLE      NONE    0      0      11,466
VIACOM INC NEW                 CL B            92553P201     1,932     48,754   SH            SOLE      NONE    0      0      48,754
VODAFONE GROUP PLC NEW         SPONS ADR NEW   92857W209       541     18,321   SH            SOLE      NONE    0      0      18,321
WELLS FARGO & CO NEW           COM             949746101     1,112     38,222   SH            SOLE      NONE    0      0      38,222
WILMINGTON TRUST CORP          COM             971807102     3,300    106,115   SH            SOLE      NONE    0      0     106,115
WYETH                          COM             983024100       246      5,900   SH            SOLE      NONE    0      0       5,900






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